BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Global Allocation V.I. Fund

(the “Fund”)

Supplement dated January 14, 2022 to the Statement of

Additional Information (“SAI”) of the Fund dated May 1, 2021

Effective immediately, the Fund’s Statement of Additional Information is amended as follows:

The chart listing investments and investment strategies in the section of Part I of the Fund’s Statement of Additional Information entitled “I. Investment Objectives and Policies,” is amended to check off “Lease Obligations” as follows:

Lease Obligations	X

Shareholders should retain this Supplement for future reference.

SAI-VAR-GA-0122SUP